RETIREMENT BENEFIT PLANS - Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average assumptions used to determine pension benefit obligation. discount rate	3.02%
Weighted-average assumptions used to determine pension benefit obligation, rate of compensation increase	3.50%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, discount rate	2.88%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, rate of compensation increases	3.50%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, average future working lifetime (years)	10 years 11 months 4 days
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average assumptions used to determine pension benefit obligation. discount rate	3.00%
Weighted-average assumptions used to determine pension benefit obligation,, average future working lifetime	11 years 4 months 2 days
Weighted-average assumptions used to determine pension benefit obligation, initial healthcare cost trend rate, pre-medicare	10.00%
Weighted-average assumptions used to determine pension benefit obligation, initial healthcare cost rate, medicare eligible	3.00%
Weighted-average assumptions used to determine pension benefit obligation ultimate healthcare cost trend rate	3.94%
Weighted-average assumptions used to determine pension benefit obligation, year ultimate trend rate is reached	2075
Weighted-average assumptions used to determine net periodic pension and postretirement costs, discount rate	2.86%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, average future working lifetime (years)	11 years 4 months 2 days
Weighted-average assumptions used to determine net periodic pension and postretirement costs, initial healthcare cost trend rate	6.00%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, ultimate healthcare cost trend rate	3.80%
Weighted-average assumptions used to determine net periodic pension and postretirement costs, year ultimate healthcare cost trend rate is reached	2075